Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 29,847	$ 13,333	$ 13,687
Foreign Currency:
Foreign currency translation adjustment (includes $(5), $20 and $(16) attributable to noncontrolling interest), net of taxes of $123, $357 and $(595)	15	(777)	(1,188)
Available-for-sale securities:
Net unrealized gains, net of taxes of $109, $36 and $0	187	58	0
Reclassification adjustment included in net income, net of taxes of $(117), $(1) and $(9)	(185)	(1)	(15)
Cash flow hedges:
Net unrealized gains (losses), net of taxes of $200, $371 and $(411)	371	690	(763)
Reclassification adjustment included in net income, net of taxes of $21, $21 and $20	39	38	38
Defined benefit postretirement plans:
Net prior service credit arising during period, net of taxes of $675, $305 and $27	1,083	497	45
Amortization of net prior service credit included in net income, net of taxes of $(604), $(525) and $(523)	(988)	(858)	(860)
Other comprehensive income (loss)	522	(353)	(2,743)
Total comprehensive Income	30,369	12,980	10,944
Less: Total comprehensive income attributable to noncontrolling interest	(392)	(377)	(326)
Total Comprehensive Income Attributable to AT&T	$ 29,977	$ 12,603	$ 10,618